Revenue (Tables)	12 Months Ended
Dec. 31, 2021
Revenue.
Schedule of revenue

	2021	2020	2019
	$’000	$'000	$'000

Lease component	1,233,816	1,026,103	889,909
Services component	345,914	377,046	341,147
	1,579,730	1,403,149	1,231,056

Schedule of unsatisfied performance obligation

	2021	2020	2019
	$’000	$'000	$'000

Within one year	351,071	343,209	290,645
1-2 years	309,861	331,608	263,298
2-3 years	255,791	291,891	250,167
3-4 years	211,615	258,129	218,380
4-5 years	190,018	214,223	196,753
After 5 years	858,912	879,294	894,086
	2,177,268	2,318,354	2,113,329

Schedule of future minimum receipts of lease component

	2021	2020	2019
	$’000	$'000	$'000

Within one year	1,284,692	1,011,501	791,654
1-2 years	1,177,665	981,778	704,054
2-3 years	1,083,942	880,316	678,734
3-4 years	847,224	801,452	572,273
4-5 years	749,839	625,352	520,933
After 5 years	2,703,888	2,594,074	2,108,418
	7,847,250	6,894,473	5,376,066